INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of income (loss) by tax jurisdictions

Income (loss) by tax jurisdictions:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income from Mainland China operations	607,482	1,393,173	1,631,882
(Loss) from non-Mainland China operations	(21,648)	(65,483)	(84,700)
Income before income taxes and share of gain (loss) from equity method investments	585,834	1,327,690	1,547,182

Summary of income tax expense

Income tax expense consists of the following:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense:	141,578	177,720	207,567
Deferred income tax (benefit) expense:	(15,854)	(22,322)	40,049
Total income tax expense	125,724	155,398	247,616

Summary of significant components of deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Accrued expenses and payroll and welfare payables	52,628	43,423
Property, plant and equipment	—	95
Unrealized exchange difference	87	4,191
Allowance for uncollectible receivables, contract assets, loans receivable and others	56,436	9,240
Net loss carryforward	23,514	20,295
Liabilities related to customer incentive	11,435	—
Gross deferred tax assets	144,100	77,244
Valuation allowances	(73,189)	(16,070)
Net deferred tax assets	70,911	61,174
Deferred tax liabilities
Property, plant and equipment	(133)	—
Total deferred tax liabilities	(133)	—
Deferred tax assets, net	70,778	61,174

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax liabilities Dividend withholding tax	—	40,115

Summary of changes in valuation allowance

Changes in valuation allowance are as follows:

	Year Ended December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the year	(68,932)	(73,189)
Additions	(4,880)	(4,676)
Reversals	623	5
Disposal of subsidiaries	—	61,790
Balance at end of the year	(73,189)	(16,070)

Summary of reconciliations of differences between PRC statutory income tax rate and group's effective income tax rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable income	(0.28)%	(0.71)%	0.00%
Reversal of deferred tax liabilities*	(9.75)%	—	—
Non-deductible expense	0.81%	1.23%	2.09%
Disposal of subsidiaries	(0.25)%	—	(4.50)%
Research and Development expense super deduction	(0.81)%	(2.09)%	(4.13)%
Effect of tax holiday	(4.74)%	(10.99)%	(7.05)%
Different tax rate of entities operating in other jurisdiction	0.28%	0.55%	0.03%
Valuation allowance	11.09%	0.32%	0.30%
Withholding tax	—	—	5.34%
True up	(0.17)%	(1.68)%	(1.05)%
Effective tax rate	21.18%	11.63%	16.03%

* The collection of revenue related to the legacy P2P lending business was not expected, which led to a reversal of the related deferred tax liability for uncollected revenue.

Summary of effect of tax holiday

The effect of the tax holiday on the income per share is as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Tax saving amount due to HNTE status, software enterprise and other jurisdiction	26,441	139,441	108,922
Income per share effect-basic and diluted	0.12	0.65	0.51

Summary of total unrecognized tax benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2022 and 2023 is as follows:

	Year Ended December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the year	211,064	240,319
Increase related to current year tax positions	29,255	—
Release related to de-recognition of liabilities	—	(240,319)
Balance at end of the year	240,319	—